CHAPMAN AND CUTLER
                                 111 WEST MONROE
                                CHICAGO, IL 60603



                                  May 27, 1999



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004
Attn:  Filing Desk, Stop 1-4


                Re:  Van Kampen Focus Portfolios, Municipal Series 317
                     (File No. 333-77183)  (CIK No.1024833)
--------------------------------------------------------------------------------

Gentlemen:

         In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1 to the registration statement, which was the most recent amendment to the registration statement, was filed electronically with the Commission on May 26, 1999.


                                                               Very truly yours,


                                                           VAN KAMPEN FUNDS INC.